BORROWINGS - Summary of Detail Information of Borrowings (Details) $ in Thousands, $ in Millions		12 Months Ended
	Jul. 07, 2022 ARS ($)	Dec. 31, 2022 ARS ($)	Apr. 30, 2022 USD ($) Installment	Dec. 31, 2021 ARS ($)
Disclosure of detailed information about borrowings [line items]
Amount		$ 20,770,363		$ 4,891,540
Maturity period	180 days
Bank overdrafts		4,229,219
Intercement Participações S.A.
Disclosure of detailed information about borrowings [line items]
Maximum percentage of loan guarantee			51.00%
Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Amount		$ 19,453,374		4,649,777
Percentage of annual nominal average rate		64.99%
Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Amount		$ 1,316,989		241,763
Industrial And Commercial Bank Of China Argentina | Borrowings Maturity Due On July 2024
Disclosure of detailed information about borrowings [line items]
Amount			$ 56
Number of installments | Installment			3
Borrowings Maturity Due On July 2024 | LIBRO plus 8.00.%
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis			8.00%
HSBC Bank Argentina S.A
Disclosure of detailed information about borrowings [line items]
Amount	$ 3,000,000
HSBC Bank Argentina S.A | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	52.00%
Securities Guaranteed Borrowings | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Amount		2,639,000
United States Dollars | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Amount		$ 10,882,214		4,554,659
United States Dollars | Industrial And Commercial Bank of China | Loma Negra C.I.A.S.A. | LIBOR plus 4.25%
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis		4.25%
Amount		$ 0		178,724
United States Dollars | Industrial and Commercial Bank of China one | Loma Negra C.I.A.S.A. | LIBOR plus 4.25%
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis		4.25%
Amount		$ 0		12,456
United States Dollars | Industrial and Commercial Bank of China two | Loma Negra C.I.A.S.A. | LIBOR plus 4.25%
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis		4.25%
Amount		$ 0		81,117
United States Dollars | Industrial and Commercial Bank of China three | Loma Negra C.I.A.S.A. | LIBRO plus 7.38%
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis		7.38%
Amount		$ 0		1,425,508
United States Dollars | Industrial and Commercial Bank of China four | Loma Negra C.I.A.S.A. | LIBRO plus 7.38%
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis		7.38%
Amount		$ 0		1,291,937
United States Dollars | Industrial and Commercial Bank of China five | Loma Negra C.I.A.S.A. | LIBRO plus 750.%
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis		7.50%
Amount		$ 689,895		1,564,917
United States Dollars | Industrial and Commercial Bank of China six | Loma Negra C.I.A.S.A. | LIBRO plus 8.00.%
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis		8.00%
Amount		$ 10,116,075		0
United States Dollars | Banco Patagonia One | Ferrosur Roca S.A. | LIBRO plus 13.50%
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis		13.50%
Amount		$ 43,027		0
United States Dollars | Banco Patagonia Two | Ferrosur Roca S.A. | LIBRO plus 15.00%
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis		15.00%
Amount		$ 4,944		0
United States Dollars | Banco Patagonia Three | Ferrosur Roca S.A. | LIBRO plus 37%
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis		37.00%
Amount		$ 1,932		0
United States Dollars | Banco Patagonia Four | Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		19.00%
Amount		$ 2,850		0
United States Dollars | Banco Patagonia Five | Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		15.00%
Amount		$ 21,407		0
United States Dollars | Banco Patagonia Six | Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		36.00%
Amount		$ 2,084		0
Local currency
Disclosure of detailed information about borrowings [line items]
Amount		$ 9,888,149		336,881
Local currency | Bank overdrafts one | Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		69.00%
Amount		$ 1,240,745		241,763
Local currency | Bank overdrafts two | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		69.25%
Amount		$ 963,604		0
Local currency | Bank overdrafts Three | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		52.00%
Amount		$ 3,020,152		0
Local currency | Bank overdrafts Four | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		69.00%
Amount		$ 2,024,870		95,118
Local currency | Securities-guaranteed borrowing | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		64.99%
Amount		$ 2,638,778		$ 0